NATURE OF THE ORGANIZATION AND BUSINESS (Details Narrative) - USD ($)						3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 08, 2025	Dec. 16, 2024	Nov. 05, 2024	Nov. 05, 2024	May 10, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Feb. 02, 2024	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Proceeds from loan payable									$ 2,000,000
Deferred revenue						$ 1,200,000		$ 575,000	1,704,224
Selling general administrative expense								$ 306,539
Stockholders' equity						(4,565,249)	$ (9,072,623)		(4,640,781)	(3,917,728)	$ 10,508,104		$ (3,430,759)
Bid price per share			$ 1	$ 1
Equity security, description			the Company received an additional written notice (the “MVPHS Notice”) from the Staff notifying the Company that, for 30 consecutive business days ended August 8, 2024, the Company’s market value of publicly held securities (“MVPHS”) closed below the $15,000,000 MVPHS threshold required for continued listing on the Nasdaq Global Market under Nasdaq Listing Rule 5450(b)(2)(C) (the “MVPHS Rule”). Nasdaq stated in its letter that in accordance with Nasdaq Listing Rule 5810(c)(3)(D), the Company has a compliance period of 180 calendar days from the date of the MVPHS Notice, and it may regain compliance if at any time during the Compliance Period the MVPHS closes at $15,000,000 or more for a minimum of ten consecutive business days.	the Company received an additional written notice (the “MVPHS Notice”) from the Staff notifying the Company that, for 30 consecutive business days ended November 4, 2024, the Company’s market value of publicly held securities (“MVPHS”) closed below the $15,000,000 MVPHS threshold required for continued listing on the Nasdaq Global Market under Nasdaq Listing Rule 5450(b)(2)(C) (the “MVPHS Rule”). Nasdaq stated in its letter that in accordance with Nasdaq Listing Rule 5810(c)(3)(D), the Company has a compliance period of 180 calendar days from the date of the MVPHS Notice, and it may regain compliance if at any time during the Compliance Period the MVPHS closes at $15,000,000 or more for a minimum of ten consecutive business days.
Accumulated deficit						23,825,818			21,155,496	12,358,924
Working capital deficit						30,000			982,000
Loss from operations						1,234,224	943,685		2,102,961	8,660,212
Cash flows from operations						$ 449,119	(2,668,617)		3,995,606	6,133,221
Original issue discount									$ 0	0
Class of Warrant or Right, Outstanding						59,182			59,182
Net proceeds from trust account							$ 103,818		$ 103,818
Series A Warrants [Member]
Property, Plant and Equipment [Line Items]
Class of Warrant or Right, Outstanding												28,182
Series B Warrants [Member]
Property, Plant and Equipment [Line Items]
Class of Warrant or Right, Outstanding												31,000
PIPE Convertible Loan [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Face Amount									4,650,000			$ 15,500,000
PIPE Convertible Notes [Member]
Property, Plant and Equipment [Line Items]
Convertible notes payable						2,520,000			9,045,000
Original issue discount	$ 280,000	$ 210,000				$ 280,000			$ 1,005,000
Chief Executive Officer [Member]
Property, Plant and Equipment [Line Items]
Proceeds from loan payable					$ 500,000
Third Party [Member]
Property, Plant and Equipment [Line Items]
Proceeds from loan payable					75,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Upfront fees					45,000
Stockholders' equity											$ 10,000,000
Maximum [Member]
Property, Plant and Equipment [Line Items]
Upfront fees					$ 100,000